OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2020
OPERATING LEASE
Summary of operating lease related assets and liabilities recorded on the balance sheets

	December 31,	December 31,
	2020	2019
Rights of use lease assets	$353,238	$422,907

Operating lease liabilities, current	351,551	391,629
Operating lease liabilities, noncurrent	—	26,320
Total operating lease liabilities	$351,551	$417,949

Summary of weighted average remaining lease terms and discount rates for all of operating leases

	December 31,	December 31,
	2020	2019
Remaining lease term and discount rate
Weighted average remaining lease term (years)	0.86	1.10
Weighted average discount rate	4.75%	4.75%

Summary of maturities of lease liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2020:

2021	$359,273
2022 and thereafter	—
Total lease payments	359,273
Less: imputed interest	(7,722)
Present value of lease liabilities	$351,551